Financial liabilities - Change in derivative instruments (Details) - EUR (€) € in Thousands		12 Months Ended
	May 24, 2023	Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Exercises of share warrants	€ 1,850	€ 3